Summary Prospectus Supplement	April 27, 2011

Putnam American Government Income Fund Summary Prospectus dated January 30, 2011

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now solely Michael Salm and Daniel Choquette.

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